DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.

DOMESTIC PORTFOLIOS
U.S. Large Company Portfolio
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Equity Portfolio
U.S. Large Cap Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio

INTERNATIONAL PORTFOLIOS
Large Cap International Portfolio
DFA International Value Portfolio
International Core Equity Portfolio
Global Small Company Portfolio
International Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
World Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Emerging Markets Portfolio
Emerging Markets Value Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Core Equity Portfolio

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The purpose of this Supplement is to update the Statement of Additional Information ("SAI") dated February 28, 2017, as amended, of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc. (each, a "Fund" and collectively, the "Funds"), to incorporate changes to, and update information regarding, the directors and officers of the Funds.  In addition, the Supplement updates information regarding the Funds' Portfolio Holdings Disclosure Policy.  Accordingly, the SAI is revised as follows:
(1) Effective September 13, 2017, Eduardo A. Repetto resigned from the Boards of Directors of the Funds. Accordingly, all references to and information regarding Eduardo A. Repetto are hereby removed from the SAI.
(2) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG –Since 1981; DIG – Since 1992
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, DIG and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the "DFA Entities"). Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017).  Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
			127 portfolios in 4 investment companies	None

1

(3) The information regarding David P. Butler and Gerard K. O'Reilly in the "Officers" table in the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:
David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017) and DFA Australia Limited (since July 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017).  Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

Gerard K. O'Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017
Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 13, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 25, 2017); Chief Investment Officer of DFA Australia Limited (since September 25, 2017); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.  Formerly, Executive Vice President (March 2017 – September 13, 2017), Co-Chief Investment Officer (June 2014 – September 13, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 25, 2017), Co-Chief Investment Officer (June 2014 – September 25, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 25, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 25, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 25, 2017).

(4) The third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of each Fund is comprised of one interested Director and seven disinterested Directors.
(5) The third and fourth paragraphs in the "Disclosure of Portfolio Holdings" section of the SAI are deleted in their entirety and replaced with the following:
Online Disclosure of Portfolio Holdings Information.  Each Portfolio, Master Fund and Underlying Fund generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor's public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients.  The Advisor's Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the "Designated Persons"), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a "Recipient") who: (i) specifically request the more current
2

non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a "Nondisclosure Agreement"). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about   Portfolio's, Master Fund's or Underlying Fund's trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

The date of this Supplement is September 14, 2017
3

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Commodity Strategy Portfolio

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The purpose of this Supplement is to update the Statement of Additional Information ("SAI") dated February 28, 2017, as amended, of the portfolio listed above, a series of DFA Investment Dimensions Group Inc. (the "Fund"), to incorporate changes to, and update information regarding, the directors and officers of the Fund.  In addition, the Supplement updates information regarding the Fund's Portfolio Holdings Disclosure Policy.  Accordingly, the SAI is revised as follows:
(1) Effective September 13, 2017, Eduardo A. Repetto resigned from the Board of Directors of the Fund. Accordingly, all references to and information regarding Eduardo A. Repetto are hereby removed from the SAI.
(2) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1981
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the "DFA Entities"). Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017).  Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
			127 portfolios in 4 investment companies	None
 (3) The information regarding David P. Butler and Gerard K. O'Reilly in the "Officers" table in the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:
David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017) and DFA Australia Limited (since July 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017).  Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

1

Gerard K. O'Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017
Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 13, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 25, 2017); Chief Investment Officer of DFA Australia Limited (since September 25, 2017); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.  Formerly, Executive Vice President (March 2017 – September 13, 2017), Co-Chief Investment Officer (June 2014 – September 13, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 25, 2017), Co-Chief Investment Officer (June 2014 – September 25, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 25, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 25, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 25, 2017).

(4) The third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of the Fund is comprised of one interested Director and seven disinterested Directors.
(5) The third and fourth paragraphs in the "Disclosure of Portfolio Holdings" section of the SAI are deleted in their entirety and replaced with the following:
Online Disclosure of Portfolio Holdings Information.  The Portfolio generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor's public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients.  The Advisor's Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the "Designated Persons"), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a "Recipient") who: (i) specifically request the more current non-public Holdings Information, and (ii) execute a Use and Nondisclosure Agreement (each a "Nondisclosure Agreement"). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the Portfolio's trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

The date of this Supplement is September 14, 2017
2

DFA INVESTMENT DIMENSIONS GROUP INC.

CSTG&E U.S. Social Core Equity 2 Portfolio
CSTG&E International Social Core Equity Portfolio

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The purpose of this Supplement is to update the Statement of Additional Information ("SAI") dated February 28, 2017, as amended, of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc. (the "Fund"), to incorporate changes to, and update information regarding, the directors and officers of the Fund.  In addition, the Supplement updates information regarding the Fund's Portfolio Holdings Disclosure Policy.  Accordingly, the SAI is revised as follows:
(1) Effective September 13, 2017, Eduardo A. Repetto resigned from the Board of Directors of the Fund. Accordingly, all references to and information regarding Eduardo A. Repetto are hereby removed from the SAI.
(2) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1981
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the "DFA Entities"). Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017).  Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
			127 portfolios in 4 investment companies	None
 (3) The information regarding David P. Butler and Gerard K. O'Reilly in the "Officers" table in the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:
David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017) and DFA Australia Limited (since July 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017).  Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

1

Gerard K. O'Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017
Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 13, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 25, 2017); Chief Investment Officer of DFA Australia Limited (since September 25, 2017); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.  Formerly, Executive Vice President (March 2017 – September 13, 2017), Co-Chief Investment Officer (June 2014 – September 13, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 25, 2017), Co-Chief Investment Officer (June 2014 – September 25, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 25, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 25, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 25, 2017).

(4) The third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of the Fund is comprised of one interested Director and seven disinterested Directors.
(5) The third and fourth paragraphs in the "Disclosure of Portfolio Holdings" section of the SAI are deleted in their entirety and replaced with the following:
Online Disclosure of Portfolio Holdings Information.  Each Portfolio generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor's public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients.  The Advisor's Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the "Designated Persons"), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a "Recipient") who: (i) specifically request the more current non-public Holdings Information, and (ii) execute a Use and Nondisclosure Agreement (each a "Nondisclosure Agreement"). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about  the Portfolio's trading strategies or pending portfolio transactions. The non-public Holdings Information  provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

The date of this Supplement is September 14, 2017

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA MN Municipal Bond Portfolio

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 16, 2017

The purpose of this Supplement is to update the Statement of Additional Information ("SAI") dated July 16, 2017, of the portfolio listed above, a series of DFA Investment Dimensions Group Inc. (the "Fund"), to incorporate changes to, and update information regarding, the directors and officers of the Fund.  In addition, the Supplement updates information regarding the Fund's Portfolio Holdings Disclosure Policy.  Accordingly, the SAI is revised as follows:
(1) Effective September 13, 2017, Eduardo A. Repetto resigned from the Board of Directors of the Fund. Accordingly, all references to and information regarding Eduardo A. Repetto are hereby removed from the SAI.
(2) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1981
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the "DFA Entities"). Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017).  Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
			127 portfolios in 4 investment companies	None
 (3) The information regarding David P. Butler and Gerard K. O'Reilly in the "Officers" table in the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:
David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017) and DFA Australia Limited (since July 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017).  Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

1

Gerard K. O'Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017
Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 13, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 25, 2017); Chief Investment Officer of DFA Australia Limited (since September 25, 2017); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.  Formerly, Executive Vice President (March 2017 – September 13, 2017), Co-Chief Investment Officer (June 2014 – September 13, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 25, 2017), Co-Chief Investment Officer (June 2014 – September 25, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 25, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 25, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 25, 2017).

(4) The third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of the Fund is comprised of one interested Director and seven disinterested Directors.
(5) The third and fourth paragraphs in the "Disclosure of Portfolio Holdings" section of the SAI are deleted in their entirety and replaced with the following:
Online Disclosure of Portfolio Holdings Information.  The Portfolio generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor's public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients.  The Advisor's Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the "Designated Persons"), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a "Recipient") who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a "Nondisclosure Agreement"). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the Portfolio's trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

The date of this Supplement is September 14, 2017

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Diversified Fixed Income Portfolio
DFA LTIP Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The purpose of this Supplement is to update the Statement of Additional Information ("SAI") dated February 28, 2017, as amended, of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc. (the "Fund"), to incorporate changes to, and update information regarding, the directors and officers of the Fund.  In addition, the Supplement updates information regarding the Fund's Portfolio Holdings Disclosure Policy.  Accordingly, the SAI is revised as follows:
(1) Effective September 13, 2017, Eduardo A. Repetto resigned from the Board of Directors of the Fund. Accordingly, all references to and information regarding Eduardo A. Repetto are hereby removed from the SAI.
(2) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1981
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the "DFA Entities"). Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017).  Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
			127 portfolios in 4 investment companies	None
 (3) The information regarding David P. Butler and Gerard K. O'Reilly in the "Officers" table in the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:
1

David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017) and DFA Australia Limited (since July 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017).  Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

Gerard K. O'Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017
Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 13, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 25, 2017); Chief Investment Officer of DFA Australia Limited (since September 25, 2017); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.  Formerly, Executive Vice President (March 2017 – September 13, 2017), Co-Chief Investment Officer (June 2014 – September 13, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 25, 2017), Co-Chief Investment Officer (June 2014 – September 25, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 25, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 25, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 25, 2017).

(4) The third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of the Fund is comprised of one interested Director and seven disinterested Directors.
(5) The third and fourth paragraphs in the "Disclosure of Portfolio Holdings" section of the SAI are deleted in their entirety and replaced with the following:
Online Disclosure of Portfolio Holdings Information Each Portfolio generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor's public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients.  The Advisor's Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the "Designated Persons"), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a "Recipient") who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a "Nondisclosure Agreement"). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio's trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.
The date of this Supplement is September 14, 2017
2

DFA INVESTMENT DIMENSIONS GROUP INC.

Domestic Securities
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Securities
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The purpose of this Supplement is to update the Statement of Additional Information ("SAI") dated February 28, 2017, as amended, of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc. (the "Fund"), to incorporate changes to, and update information regarding, the directors and officers of the Fund.  In addition, the Supplement updates information regarding the Fund's Portfolio Holdings Disclosure Policy.  Accordingly, the SAI is revised as follows:
(1) Effective September 13, 2017, Eduardo A. Repetto resigned from the Board of Directors of the Fund. Accordingly, all references to and information regarding Eduardo A. Repetto are hereby removed from the SAI.
(2) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1981
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the "DFA Entities"). Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017).  Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
			127 portfolios in 4 investment companies	None
 (3) The information regarding David P. Butler and Gerard K. O'Reilly in the "Officers" table in the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:
David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017) and DFA Australia Limited (since July 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017).  Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

1

Gerard K. O'Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017
Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 13, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 25, 2017); Chief Investment Officer of DFA Australia Limited (since September 25, 2017); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.  Formerly, Executive Vice President (March 2017 – September 13, 2017), Co-Chief Investment Officer (June 2014 – September 13, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 25, 2017), Co-Chief Investment Officer (June 2014 – September 25, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 25, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 25, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 25, 2017).

(4) The third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of the Fund is comprised of one interested Director and seven disinterested Directors.
(5) The third and fourth paragraphs in the "Disclosure of Portfolio Holdings" section of the SAI are deleted in their entirety and replaced with the following:
Online Disclosure of Portfolio Holdings Information. Each Portfolio generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor's public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients.  The Advisor's Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the "Designated Persons"), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a "Recipient") who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a "Nondisclosure Agreement"). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the trading strategies or pending portfolio transactions of a Portfolio. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

The date of this Supplement is September 14, 2017

2

DIMENSIONAL INVESTMENT GROUP INC.

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA International High Book to Market Portfolio
DFA Two-Year Fixed Income Portfolio
DFA Two-Year Government Portfolio

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The purpose of this Supplement is to update the Statement of Additional Information ("SAI") dated February 28, 2017, as amended, of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc. (each, a "Fund" and collectively, the "Funds"), to incorporate changes to, and update information regarding, the directors and officers of the Funds.  In addition, the Supplement updates information regarding the Funds' Portfolio Holdings Disclosure Policy.  Accordingly, the SAI is revised as follows:
(1) Effective September 13, 2017, Eduardo A. Repetto resigned from the Boards of Directors of the Funds. Accordingly, all references to and information regarding Eduardo A. Repetto are hereby removed from the SAI.
(2) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG –Since 1981; DIG – Since 1992
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, DIG and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the "DFA Entities"). Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017).  Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
			127 portfolios in 4 investment companies	None
(3) The information regarding David P. Butler and Gerard K. O'Reilly in the "Officers" table in the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:
David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017) and DFA Australia Limited (since July 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017).  Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

1

Gerard K. O'Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017
Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 13, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 25, 2017); Chief Investment Officer of DFA Australia Limited (since September 25, 2017); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.  Formerly, Executive Vice President (March 2017 – September 13, 2017), Co-Chief Investment Officer (June 2014 – September 13, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 25, 2017), Co-Chief Investment Officer (June 2014 – September 25, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 25, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 25, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 25, 2017).

(4) The third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of each Fund is comprised of one interested Director and seven disinterested Directors.
(5) The third and fourth paragraphs in the "Disclosure of Portfolio Holdings" section of the SAI are deleted in their entirety and replaced with the following:
Online Disclosure of Portfolio Holdings Information.  Each Portfolio and Master Fund generally discloses its complete Holdings Information (or with respect to a Feeder Portfolio, the Holdings Information of its Master Fund) (other than cash and cash equivalents), as of month-end, online at the Advisor's public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients.  The Advisor's Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the "Designated Persons"), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a "Recipient") who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a "Nondisclosure Agreement"). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio's or Master Fund's trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

The date of this Supplement is September 14, 2017

2

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. High Relative Profitability Portfolio
International High Relative Profitability Portfolio

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 17, 2017

The purpose of this Supplement is to update the Statement of Additional Information ("SAI") dated April 17, 2017, of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc. (the "Fund"), to incorporate changes to, and update information regarding, the directors and officers of the Fund.  In addition, the Supplement updates information regarding the Fund's Portfolio Holdings Disclosure Policy.  Accordingly, the SAI is revised as follows:
(1) Effective September 13, 2017, Eduardo A. Repetto resigned from the Board of Directors of the Fund. Accordingly, all references to and information regarding Eduardo A. Repetto are hereby removed from the SAI.
(2) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1981
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the "DFA Entities"). Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017).  Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
			127 portfolios in 4 investment companies	None
 (3) The information regarding David P. Butler and Gerard K. O'Reilly in the "Officers" table in the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:
David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017) and DFA Australia Limited (since July 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017).  Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

1

Gerard K. O'Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017
Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 13, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 25, 2017); Chief Investment Officer of DFA Australia Limited (since September 25, 2017); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.  Formerly, Executive Vice President (March 2017 – September 13, 2017), Co-Chief Investment Officer (June 2014 – September 13, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 25, 2017), Co-Chief Investment Officer (June 2014 – September 25, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 25, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 25, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 25, 2017).

(4) The third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of the Fund is comprised of one interested Director and seven disinterested Directors.
(5) The third and fourth paragraphs in the "Disclosure of Portfolio Holdings" section of the SAI are deleted in their entirety and replaced with the following:
Online Disclosure of Portfolio Holdings Information.  The Portfolios generally disclose their complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor's public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients.  The Advisor's Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the "Designated Persons"), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a "Recipient") who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a "Nondisclosure Agreement"). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio's trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

The date of this Supplement is September 14, 2017

2

CLASS R1 SHARES
CLASS R2 SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

DOMESTIC EQUITY SECURITIES	INTERNATIONAL EQUITY SECURITIES
U.S. Targeted Value Portfolio	DFA International Value Portfolio
Emerging Markets Value Portfolio

ALLOCATION PORTFOLIOS
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The purpose of this Supplement is to update the Statement of Additional Information ("SAI") dated February 28, 2017, as amended, of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc. (each, a "Fund" and collectively, the "Funds"), to incorporate changes to, and update information regarding, the directors and officers of the Funds.  In addition, the Supplement updates information regarding the Funds' Portfolio Holdings Disclosure Policy.  Accordingly, the SAI is revised as follows:
(1) Effective September 13, 2017, Eduardo A. Repetto resigned from the Boards of Directors of the Funds. Accordingly, all references to and information regarding Eduardo A. Repetto are hereby removed from the SAI.
(2) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG –Since 1981; DIG – Since 1992
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, DIG and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the "DFA Entities"). Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017).  Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
			127 portfolios in 4 investment companies	None

1

(3) The information regarding David P. Butler and Gerard K. O'Reilly in the "Officers" table in the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:
David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017) and DFA Australia Limited (since July 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017).  Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

Gerard K. O'Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017
Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 13, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 25, 2017); Chief Investment Officer of DFA Australia Limited (since September 25, 2017); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.  Formerly, Executive Vice President (March 2017 – September 13, 2017), Co-Chief Investment Officer (June 2014 – September 13, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 25, 2017), Co-Chief Investment Officer (June 2014 – September 25, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 25, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 25, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 25, 2017).

(4) The third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of each Fund is comprised of one interested Director and seven disinterested Directors.
(5) The third and fourth paragraphs in the "Disclosure of Portfolio Holdings" section of the SAI are deleted in their entirety and replaced with the following:
Online Disclosure of Portfolio Holdings Information.  Each Portfolio, Master Fund and Underlying Fund generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor's public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients.  The Advisor's Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the "Designated Persons"), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a "Recipient") who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a "Nondisclosure Agreement"). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the trading strategies or pending portfolio transactions of a Portfolio, Master Fund or Underlying Fund. The non-
2

public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

The date of this Supplement is September 14, 2017

3

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2005 Target Date Retirement Income Fund
Dimensional 2010 Target Date Retirement Income Fund

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The purpose of this Supplement is to update the Statement of Additional Information ("SAI") dated February 28, 2017, as amended, of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc. (the "Fund"), to incorporate changes to, and update information regarding, the directors and officers of the Fund.  In addition, the Supplement updates information regarding the Fund's Portfolio Holdings Disclosure Policy.  Accordingly, the SAI is revised as follows:
(1) Effective September 13, 2017, Eduardo A. Repetto resigned from the Board of Directors of the Fund. Accordingly, all references to and information regarding Eduardo A. Repetto are hereby removed from the SAI.
(2) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1981
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the "DFA Entities"). Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017).  Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
			127 portfolios in 4 investment companies	None
 (3) The information regarding David P. Butler and Gerard K. O'Reilly in the "Officers" table in the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:
David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017) and DFA Australia Limited (since July 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017).  Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

1

Gerard K. O'Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017
Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 13, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 25, 2017); Chief Investment Officer of DFA Australia Limited (since September 25, 2017); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.  Formerly, Executive Vice President (March 2017 – September 13, 2017), Co-Chief Investment Officer (June 2014 – September 13, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 25, 2017), Co-Chief Investment Officer (June 2014 – September 25, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 25, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 25, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 25, 2017).

(4) The third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of the Fund is comprised of one interested Director and seven disinterested Directors.
(5) The third and fourth paragraphs in the "Disclosure of Portfolio Holdings" section of the SAI are deleted in their entirety and replaced with the following:
Online Disclosure of Portfolio Holdings Information.  Each Portfolio and Underlying Fund generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor's public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients.  The Advisor's Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the "Designated Persons"), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a "Recipient") who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a "Nondisclosure Agreement"). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio's or an Underlying Fund's trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

The date of this Supplement is September 14, 2017

2

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional Retirement Income Fund

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The purpose of this Supplement is to update the Statement of Additional Information ("SAI") dated February 28, 2017, as amended, of the portfolio listed above, a series of DFA Investment Dimensions Group Inc. (the "Fund"), to incorporate changes to, and update information regarding, the directors and officers of the Fund.  In addition, the Supplement updates information regarding the Fund's Portfolio Holdings Disclosure Policy.  Accordingly, the SAI is revised as follows:
(1) Effective September 13, 2017, Eduardo A. Repetto resigned from the Board of Directors of the Fund. Accordingly, all references to and information regarding Eduardo A. Repetto are hereby removed from the SAI.
(2) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1981
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the "DFA Entities"). Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017).  Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
			127 portfolios in 4 investment companies	None
 (3) The information regarding David P. Butler and Gerard K. O'Reilly in the "Officers" table in the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:
David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017) and DFA Australia Limited (since July 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017).  Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

1

Gerard K. O'Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017
Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 13, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 25, 2017); Chief Investment Officer of DFA Australia Limited (since September 25, 2017); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.  Formerly, Executive Vice President (March 2017 – September 13, 2017), Co-Chief Investment Officer (June 2014 – September 13, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 25, 2017), Co-Chief Investment Officer (June 2014 – September 25, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 25, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 25, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 25, 2017).

(4) The third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of the Fund is comprised of one interested Director and seven disinterested Directors.
(5) The third and fourth paragraphs in the "Disclosure of Portfolio Holdings" section of the SAI are deleted in their entirety and replaced with the following:
Online Disclosure of Portfolio Holdings Information.  The Portfolio and each Underlying Fund generally disclose their complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor's public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients.  The Advisor's Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the "Designated Persons"), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a "Recipient") who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a "Nondisclosure Agreement"). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the Portfolio's or an Underlying Fund's trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

The date of this Supplement is September 14, 2017

2

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio	International Social Core Equity Portfolio
U.S. Sustainability Core 1 Portfolio	Emerging Markets Social Core Equity Portfolio
International Sustainability Core 1 Portfolio	DFA Social Fixed Income Portfolio

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The purpose of this Supplement is to update the Statement of Additional Information ("SAI") dated February 28, 2017, as amended, of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc. (the "Fund"), to incorporate changes to, and update information regarding, the directors and officers of the Fund.  In addition, the Supplement updates information regarding the Fund's Portfolio Holdings Disclosure Policy.  Accordingly, the SAI is revised as follows:
(1) Effective September 13, 2017, Eduardo A. Repetto resigned from the Board of Directors of the Fund.  Accordingly, all references to and information regarding Eduardo A. Repetto are hereby removed from the SAI.
(2) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1981
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the "DFA Entities"). Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017).  Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
			127 portfolios in 4 investment companies	None
 (3) The information regarding David P. Butler and Gerard K. O'Reilly in the "Officers" table in the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:
David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017) and DFA Australia Limited (since July 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017).  Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

1

Gerard K. O'Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017
Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 13, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 25, 2017); Chief Investment Officer of DFA Australia Limited (since September 25, 2017); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.  Formerly, Executive Vice President (March 2017 – September 13, 2017), Co-Chief Investment Officer (June 2014 – September 13, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 25, 2017), Co-Chief Investment Officer (June 2014 – September 25, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 25, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 25, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 25, 2017).

(4) The third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of the Fund is comprised of one interested Director and seven disinterested Directors.
(5) The third and fourth paragraphs in the "Disclosure of Portfolio Holdings" section of the SAI are deleted in their entirety and replaced with the following:
Online Disclosure of Portfolio Holdings Information.  Each Portfolio generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor's public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients.  The Advisor's Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the "Designated Persons"), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a "Recipient") who: (i) specifically request the more current non-public Holdings Information, and (ii) execute a Use and Nondisclosure Agreement (each a "Nondisclosure Agreement"). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio's trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

The date of this Supplement is September 14, 2017

2

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The purpose of this Supplement is to update the Statement of Additional Information ("SAI") dated February 28, 2017, as amended, of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc. (the "Fund"), to incorporate changes to, and update information regarding, the directors and officers of the Fund.  In addition, the Supplement updates information regarding the Fund's Portfolio Holdings Disclosure Policy.  Accordingly, the SAI is revised as follows:
(1) Effective September 13, 2017, Eduardo A. Repetto resigned from the Board of Directors of the Fund. Accordingly, all references to and information regarding Eduardo A. Repetto are hereby removed from the SAI.
(2) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1981
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the "DFA Entities"). Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017).  Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
			127 portfolios in 4 investment companies	None
 (3) The information regarding David P. Butler and Gerard K. O'Reilly in the "Officers" table in the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:
1

David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017) and DFA Australia Limited (since July 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017).  Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

Gerard K. O'Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017
Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 13, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 25, 2017); Chief Investment Officer of DFA Australia Limited (since September 25, 2017); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.  Formerly, Executive Vice President (March 2017 – September 13, 2017), Co-Chief Investment Officer (June 2014 – September 13, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 25, 2017), Co-Chief Investment Officer (June 2014 – September 25, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 25, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 25, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 25, 2017).

(4) The third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of the Fund is comprised of one interested Director and seven disinterested Directors.
(5) The third and fourth paragraphs in the "Disclosure of Portfolio Holdings" section of the SAI are deleted in their entirety and replaced with the following:
Online Disclosure of Portfolio Holdings Information.  Each Portfolio and Underlying Fund generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor's public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients.  The Advisor's Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the "Designated Persons"), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a "Recipient") who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a "Nondisclosure Agreement"). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio's or an Underlying Fund's trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.
2

The date of this Supplement is September 14, 2017
3

DFA INVESTMENT DIMENSIONS GROUP INC.

DOMESTIC EQUITY PORTFOLIOS
Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio	Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio

INTERNATIONAL EQUITY PORTFOLIOS
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The purpose of this Supplement is to update the Statement of Additional Information ("SAI") dated February 28, 2017, as amended, of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc. (the "Fund"), to incorporate changes to, and update information regarding, the directors and officers of the Fund.  In addition, the Supplement updates information regarding the Fund's Portfolio Holdings Disclosure Policy.  Accordingly, the SAI is revised as follows:
(1) Effective September 13, 2017, Eduardo A. Repetto resigned from the Board of Directors of the Fund. Accordingly, all references to and information regarding Eduardo A. Repetto are hereby removed from the SAI.
(2) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1981
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the "DFA Entities"). Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017).  Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
			127 portfolios in 4 investment companies	None
 (3) The information regarding David P. Butler and Gerard K. O'Reilly in the "Officers" table in the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:
1

David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017) and DFA Australia Limited (since July 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017).  Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

Gerard K. O'Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017
Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 13, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 25, 2017); Chief Investment Officer of DFA Australia Limited (since September 25, 2017); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.  Formerly, Executive Vice President (March 2017 – September 13, 2017), Co-Chief Investment Officer (June 2014 – September 13, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 25, 2017), Co-Chief Investment Officer (June 2014 – September 25, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 25, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 25, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 25, 2017).

(4) The third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of the Fund is comprised of one interested Director and seven disinterested Directors.
(5) The third and fourth paragraphs in the "Disclosure of Portfolio Holdings" section of the SAI are deleted in their entirety and replaced with the following:
Online Disclosure of Portfolio Holdings Information.  Each Portfolio and Master Fund generally discloses its complete Holdings Information (or with respect to the Feeder Portfolio, the Holdings Information of its Master Fund) (other than cash and cash equivalents), as of month-end, online at the Advisor's public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients.  The Advisor's Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the "Designated Persons"), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a "Recipient") who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a "Nondisclosure Agreement"). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio's or Master Fund's trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

2

The date of this Supplement is September 14, 2017

3

DFA INVESTMENT DIMENSIONS GROUP INC.

VA Equity Allocation Portfolio

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2017

The purpose of this Supplement is to update the Statement of Additional Information ("SAI") dated May 1, 2017, of the portfolio listed above, a series of DFA Investment Dimensions Group Inc. (the "Fund"), to incorporate changes to, and update information regarding, the directors and officers of the Fund.  In addition, the Supplement updates information regarding the Fund's Portfolio Holdings Disclosure Policy.  Accordingly, the SAI is revised as follows:
(1) Effective September 13, 2017, Eduardo A. Repetto resigned from the Board of Directors of the Fund. Accordingly, all references to and information regarding Eduardo A. Repetto are hereby removed from the SAI.
(2) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1981
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the "DFA Entities"). Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017).  Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
			127 portfolios in 4 investment companies	None
 (3) The information regarding David P. Butler and Gerard K. O'Reilly in the "Officers" table in the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:
David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017) and DFA Australia Limited (since July 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017).  Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

1

Gerard K. O'Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017
Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 13, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 25, 2017); Chief Investment Officer of DFA Australia Limited (since September 25, 2017); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.  Formerly, Executive Vice President (March 2017 – September 13, 2017), Co-Chief Investment Officer (June 2014 – September 13, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 25, 2017), Co-Chief Investment Officer (June 2014 – September 25, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 25, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 25, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 25, 2017).

(4) The third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of the Fund is comprised of one interested Director and seven disinterested Directors.
(5) The third and fourth paragraphs in the "Disclosure of Portfolio Holdings" section of the SAI are deleted in their entirety and replaced with the following:
Online Disclosure of Portfolio Holdings Information.  The Portfolio and each Underlying Fund generally disclose their complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor's public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients.  The Advisor's Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the "Designated Persons"), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a "Recipient") who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a "Nondisclosure Agreement"). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the Portfolio's or an Underlying Fund's trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

The date of this Supplement is September 14, 2017
2

CLASS L10 SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA VA Global Moderate Allocation Portfolio

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The purpose of this Supplement is to update the Statement of Additional Information ("SAI") dated February 28, 2017, as amended, of the portfolio listed above, a series of DFA Investment Dimensions Group Inc. (the "Fund"), to incorporate changes to, and update information regarding, the directors and officers of the Fund.  In addition, the Supplement updates information regarding the Fund's Portfolio Holdings Disclosure Policy.  Accordingly, the SAI is revised as follows:
(1) Effective September 13, 2017, Eduardo A. Repetto resigned from the Board of Directors of the Fund. Accordingly, all references to and information regarding Eduardo A. Repetto are hereby removed from the SAI.
(2) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1981
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the "DFA Entities"). Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017).  Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
			127 portfolios in 4 investment companies	None
 (3) The information regarding David P. Butler and Gerard K. O'Reilly in the "Officers" table in the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:
David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017) and DFA Australia Limited (since July 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017).  Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

1

Gerard K. O'Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017
Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 13, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 25, 2017); Chief Investment Officer of DFA Australia Limited (since September 25, 2017); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.  Formerly, Executive Vice President (March 2017 – September 13, 2017), Co-Chief Investment Officer (June 2014 – September 13, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 25, 2017), Co-Chief Investment Officer (June 2014 – September 25, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 25, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 25, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 25, 2017).

(4) The third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of the Fund is comprised of one interested Director and seven disinterested Directors.
(5) The third and fourth paragraphs in the "Disclosure of Portfolio Holdings" section of the SAI are deleted in their entirety and replaced with the following:
Online Disclosure of Portfolio Holdings Information.  The Portfolio and each Underlying Fund generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor's public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients.  The Advisor's Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the "Designated Persons"), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a "Recipient") who: (i) specifically request the more current non-public Holdings Information, and (ii) execute a Use and Nondisclosure Agreement (each a "Nondisclosure Agreement"). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the Portfolio's or an Underlying Fund's trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

The date of this Supplement is September 14, 2017
2

DFA INVESTMENT DIMENSIONS GROUP INC.

DOMESTIC EQUITY PORTFOLIOS
VA U.S. Large Value Portfolio	VA U.S. Targeted Value Portfolio
INTERNATIONAL EQUITY PORTFOLIOS
VA International Value Portfolio	VA International Small Portfolio
FIXED INCOME PORTFOLIOS
VA Short-Term Fixed Portfolio	VA Global Bond Portfolio
VIT Inflation-Protected Securities Portfolio
GLOBAL PORTFOLIO
DFA VA Global Moderate Allocation Portfolio

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The purpose of this Supplement is to update the Statement of Additional Information ("SAI") dated February 28, 2017, as amended, of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc. (the "Fund"), to incorporate changes to, and update information regarding, the directors and officers of the Fund.  In addition, the Supplement updates information regarding the Fund's Portfolio Holdings Disclosure Policy.  Accordingly, the SAI is revised as follows:
(1) Effective September 13, 2017, Eduardo A. Repetto resigned from the Board of Directors of the Fund. Accordingly, all references to and information regarding Eduardo A. Repetto are hereby removed from the SAI.
(2) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1981
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the "DFA Entities"). Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017).  Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
			127 portfolios in 4 investment companies	None
 (3) The information regarding David P. Butler and Gerard K. O'Reilly in the "Officers" table in the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:

David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017) and DFA Australia Limited (since July 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017).  Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

Gerard K. O'Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017
Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 13, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 25, 2017); Chief Investment Officer of DFA Australia Limited (since September 25, 2017); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.  Formerly, Executive Vice President (March 2017 – September 13, 2017), Co-Chief Investment Officer (June 2014 – September 13, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 25, 2017), Co-Chief Investment Officer (June 2014 – September 25, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 25, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 25, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 25, 2017).

(4) The third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of the Fund is comprised of one interested Director and seven disinterested Directors.
(5) The third and fourth paragraphs in the "Disclosure of Portfolio Holdings" section of the SAI are deleted in their entirety and replaced with the following:
Online Disclosure of Portfolio Holdings Information.  Each Portfolio and Underlying Fund generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor's public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients.  The Advisor's Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the "Designated Persons"), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a "Recipient") who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a "Nondisclosure Agreement"). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio's or Underlying Fund's trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

The date of this Supplement is September 14, 2017